UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549



                             FORM 13F COVER PAGE



            REPORT FOR THE CALENDAR QUARTER ENDED SEPTEMBER 30, 2008



                          Check here if Amendment [X]

                        This Amendment No. 2 (check only one)

                             [ ] is a restatement

                         [X] adds new holdings entries



Institutional Investment Manager Filing this Report:



Name:	              Wynnefield Capital Management LLC

Address:              450 Seventh Avenue, Suite 509, New York, New York  10123

Form 13F File Number: 28-7006



===============================================================================


THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 13, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS NEITHER DENIED OR GRANTED.

ON NOVEMBER 13, 2008, WYNNEFIELD CAPITAL MANAGEMENT LLC ("WYNNEFIELD") REQUESTED CONFIDENTIAL TREATMENT AND PROVIDED A FULL LIST OF ITS POSITIONS FROM THE QUARTER ENDING ON SEPTEMBER 30, 2008 TO THE SECURITIES AND EXCHANGE COMMISSION. ON OCTOBER 29, 2009 WYNNEFIELD MADE A DE NOVO REQUEST FOR CONFIDENTIAL TREATMENT.


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.





Person Signing this Report on Behalf of Reporting Manager:



Name:  Stephen J. Nelson

Title: Attorney-In-Fact for Joshua H. Landes, Managing Member

       of Wynnefield Capital Management LLC

Phone: (914) 220-1910 for Stephen J. Nelson

       or (212) 760-0814 for Joshua H. Landes





Signature, Place, and Date of Signing:



Wynnefield Capital Management LLC

  By: Mr. Joshua H. Landes, Member

      By: /s/ Stephen J. Nelson

	  Stephen J. Nelson

	  White Plains, New York

	  November 13, 2009




Report Type (Check only one):



[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 	13F NOTICE. (Check here if no holdings reported are in this report,

	and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for

	this reporting manager are reported in this report and a portion are

	reported by other reporting manager(s).)







                           FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Managers: 0

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total: 279,242,000



List of Other Included Managers:



No.	Name					Form 13F File Number





-------------------------------------------------------------------------------------------------------------------------------

                       FORM 13F INFORMATION TABLE

-----------------------  --------  ----------  --------  ---------  ----  ----  -------   -----------  ------------------------
                         TITLE OF               VALUE    SHARES OR  SH/   PUT/  INVSTMT     OTHER          VOTING AUTHORITY

    NAME OF ISSUER        CLASS       CUSIP    (x1000)    PRN AMT   PRN   CALL  DSCRTN     MANAGERS      SOLE    SHARED  NONE
-----------------------  --------  ----------  --------  ---------  ----  ----  -------   -----------  --------  ------  ------
ACME COMMUNICATION INC.  COM       004631107   2717      2859626    SH          OTHER                            2859626
ALLIED DEFENSE GRP INC.  COM       019118108   3192      523205     SH          OTHER                            523205
BREEZE EASTERN CORP.     COM       106764103   13249     1261790    SH          OTHER                            1261790
CAGLES INC.              CL A      127703106   1013      244200     SH          OTHER                            244200
CAPITAL PROP. INC.       COM       140430109   228       10000      SH          OTHER                            10000
CORE MARK HLDNGS CO INC. COM       218681104   24395     976202     SH          OTHER                            976202
CORNELL COMPANIES INC.   COM       219141108   68442     2518109    SH          OTHER                            2518109
CROWN CRAFTS INC.        COM       228309100   4863      1451725    SH          OTHER                            1451725
DYNEGY INC.              CL A      26817G102   3652      1020000    SH          OTHER                            1020000
EASYLINK SERVICES        CL A      277858106   6456      1962400    SH          OTHER                            1962400
INT'L CORP.
ENCORIUM GROUP INC.      COM       29257R109   30        99165      SH          OTHER                            99165
FEDERAL SIGNAL CORP.     COM       313855108   2740      200000     SH          OTHER                            200000
FREDERICKS HOLLYWD GRP   COM       35582T108   127       234570     SH          OTHER                            234570
GIII APPAREL GRP LTD     COM       36237H101   9310      497600     SH          OTHER                            497600
GENTEK INC.              COM NEW   37245X203   1114      43326      SH          OTHER                            43326
GOLDCORP INC. NEW        COM       380956409   1574      50000      SH          OTHER                            50000
GOLDEN ENTERPRISES INC.  COM       381010107   24        16200      SH          OTHER                            16200
HALOZYME THERAP. INC     COM       40637H109   3597      490000     SH          OTHER                            490000
HIGHLAND ACQ. CORP.      UNIT 99/  430880203   1144      127100     SH          OTHER                            127100
                         99/999
HOOPER HOLMES INC.       COM       439104100   1066      820000     SH          OTHER                            820000
LANDEC CORP.             COM       514766104   11170     1363913    SH          OTHER                            1363913
MIND CTI LTD.            ORD       M70240102   657       602700     SH          OTHER                            602700
MVC CAPITAL INC.         COM       553829102   37003     2426400    SH          OTHER                            2426400
NATIONAL COAL CORP.      COM NEW   632381208   3409      651742     SH          OTHER                            651742
NEVADA GOLD &            COM       64126Q206   1488      1709792    SH          OTHER                            1709792
CASINOS INC.
NOBEL LEARNING           COM       654889104   19896     1271292    SH          OTHER                            1271292
COMMUNITIES INC.
OUTDOOR CHNNL HLDGS INC  COM       690027206   1746      198400     SH          OTHER                            198400
PET DRX CORP.            COM       715813101   3476      1342054    SH          OTHER                            1342054
PET DRX CORP.            *W EXP    715813119   308       1538500    SH          OTHER                            1538500
                         03/17/201
PET DRX CORP.            UNIT 03/  715813200   20        10000      SH          OTHER                            10000
                         17/2010
PILGRIMS PRIDE CORP.     COM       721467108   747       300100     SH          OTHER                            300100
PRO SHARES TR            ULTRSHR   74347R834   10785     150000     SH          OTHER                            150000
                         RUS 20000
PROSPECT MEDICAL         CL A      743494106   1559      623700     SH          OTHER                            623700
HOLDINGS INC.
RAND LOGISTICS INC.      COM       752182105   1810      358424     SH          OTHER                            358424
ROSETTA RESOURCES INC.   COM       777779307   11842     645000     SH          OTHER                            645000
SUMMER INFANT, INC.      COM       865646103   8340      1878465    SH          OTHER                            1878465
SUMMER INFANT, INC.      *W EXP    865646111   160       432000     SH          OTHER                            432000
                         4/20/2000
TEAMSTAFF INC.           COM NEW   87815U204   2521      1020819    SH          OTHER                            1020819
TETRA TECH INC. DEL.     COM       88162F105   5540      400000     SH          OTHER                            400000
UNIFI INC.               COM       904677101   1452      300000     SH          OTHER                            300000
WHITE ELECTRONIC         COM       963801105   6380      1276001    SH          OTHER                            1276001
DESIGNS CORP.



==============================================================================



                               POWER OF ATTORNEY





The undersigned does hereby constitute and appoint Stephen J. Nelson, Mary

Anne Mayo, Beth N. Lowson and Joseph D. Zargari, each of The Nelson Law Firm,

LLC, White Plains Plaza, One North Broadway, Suite 712, White Plains, NY

10601, signing singly, with full power of substitution, as the true and lawful attorney of the undersigned, and authorizes and designates each of them to sign on behalf of the undersigned, and to file filings and any amendments thereto made by or on behalf of the undersigned in respect of the beneficial ownership of equity securities held by the undersigned, directly, indirectly or beneficially,  pursuant to Sections 13(d),  13(g) and 16 of the Securities

Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations thereunder.  The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with Sections 13(d), 13(g) or 16 of the Exchange Act.



This Power of Attorney shall remain in full force and effect until withdrawn by the undersigned in a signed writing delivered to the foregoing attorneys-in-fact.



IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 12th day of February, 2007.



						By: /s/ Joshua H. Landes

						    Joshua H. Landes